RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Shareholder of the Group; One officer of Trip.com is a family member of the Group’s director
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
Azure Hospitality Fund I Limited Partnership (“Azure Fund”)	Fund	Equity method investee of the Group
Huazhu Azure Capital Partners Inc. (“Azure Capital”)	Investment company	Equity method investee of the Group

Schedule of amounts due from related parties

	As of
	December 31,	June 30,
	2025	2026
Trip.com	265	94
Lianquan	19	19
Huamai	16	8
Zhuchuang	14	14
Cjia Group	12	12
Others	25	29
Allowance for expected credit losses	(37)	(37)
Total	314	139

Schedule of amounts due to related parties

	As of
	December 31,	June 30,
	2025	2026
Trip.com	60	52
Cjia Group	20	22
Others	49	22
Total	129	96

Schedule of significant related party transactions

	Six Months Ended June 30,
	2025	2026
Commission expenses to Trip.com	148	132
Lease expenses to Trip.com	10	10
Lease expenses to Cjia Group	18	20
Goods sold and service provided to Cjia Group	15	12
Service fee from Trip.com	61	56
Service fee from Azure Fund	10	9
Sublease income from Cjia Group	3	2